Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (811,693)	$ (811,635)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment Write-off – Exclusive License		35,000
Common Stock issued for services	147,455
Stock Option Compensation	180,600
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,000	(13,000)
Accounts payable and accrued liabilities	23,832	291
Net cash provided by (used in) operating activities	(457,806)	(789,344)
Cash flows from financing activities:
Cash from Sale of Common Stock, net	412,500	150,000
Recapitalization		(139,880)
Net cash provided by (used in) financing activities	412,500	10,120
Net increase (decrease) in cash and cash equivalents	(45,306)	(779,224)
Cash and cash equivalents at beginning of period	197,723	976,947
Cash and cash equivalents at end of period	152,417	197,723
Supplementary disclosure of cash flow information:
Interest paid		200
Taxes paid